Acquisitions - Additional Information (Detail)			1 Months Ended					3 Months Ended	12 Months Ended
	Aug. 11, 2014 USD ($) MaintenanceAndSafety	Mar. 14, 2014 USD ($) vessel shareholder	Sep. 30, 2016 vessel	Mar. 31, 2016	Feb. 29, 2016 MaintenanceAndSafety	Aug. 31, 2014 USD ($) MaintenanceAndSafety	Mar. 31, 2014 vessel	Jun. 30, 2016 MaintenanceAndSafety	Dec. 31, 2016 USD ($) MaintenanceAndSafety	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
General and Administrative Expense									$ 56,122,000	$ 72,613,000	$ 67,516,000
Revenues									1,152,390,000	1,229,413,000	1,019,539,000
Net income (loss)									44,475,000	100,143,000	17,656,000
Charter contract period				3 years
ALP Maritime Services B.V. [Member]
Business Acquisition [Line Items]
Percentage of noncontrolling interest acquired		100.00%					100.00%
Number of vessels | vessel			1
Business Acquisition Share Purchase Option		50.00%
General and Administrative Expense									$ 700,000	$ 700,000	500,000
Acquisition and business development fee											1,000,000
Revenues											500,000
Net income (loss)											(2,300,000)
Portion of purchase price paid in cash		$ 2,616,000
ALP Maritime Services B.V. [Member] | Majority Shareholder [Member]
Business Acquisition [Line Items]
Number of employees | shareholder		3
ALP Maritime Services B.V. [Member] | Majority Shareholder [Member] | Contingent Consideration On Operating Results [Member]
Business Acquisition [Line Items]
Potential additional cash amount		$ 2,600,000
ALP Maritime Services B.V. [Member] | Majority Shareholder [Member] | Delivered [Member]
Business Acquisition [Line Items]
Potential additional cash amount		$ 2,400,000
ALP Maritime Services B.V. [Member] | Affiliated Entity [Member]
Business Acquisition [Line Items]
Acquisition and business development fee											1,600,000
ALP Maritime Services B.V. [Member] | Newbuildings [Member]
Business Acquisition [Line Items]
Number of vessels | vessel		4					4
Logitel Offshore Holding [Member]
Business Acquisition [Line Items]
Percentage of noncontrolling interest acquired	100.00%					100.00%
Potential additional cash amount	$ 27,600,000					$ 27,600,000
Revenues											0
Net income (loss)											$ (1,000,000)
Portion of purchase price paid in cash	$ 4,000,000					$ 4,000,000
Number of units for maintenance and safety | MaintenanceAndSafety	3				1
Charter contract period									3 years
Logitel Offshore Holding [Member] | Newbuildings [Member]
Business Acquisition [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety						3
Logitel Offshore Holding [Member] | Newbuildings [Member] | Cancellation Potential [Member]
Business Acquisition [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety								2	2